Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Capital [Abstract]
Disclosure of information about reconciliation of share issuances [Table Text Block]
	Number of common shares	Impact on share capital
Flow-through shares issued at $1.44 per share	6,076,500	$8,750
Cash share issue costs	-	(912)
Proceeds net of share issue costs	6,076,500	$7,838
Less: flow-through share premium liability (note 12)	-	(3,889)
Total allocated to share capital	6,076,500	$3,949
	Number of common shares	Impact on share capital
Common shares issued at $0.80 per share	13,750,000	$11,000
Cash share issue costs	-	(136)
Proceeds net of share issue costs	13,750,000	$10,864
	Number of common shares	Impact on share capital
Common shares issued at $0.75 per share	7,461,450	$5,596
Cash share issue costs	-	(211)
Proceeds net of share issue costs	7,461,450	$5,385